LAND USE RIGHT, NET - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LAND USE RIGHT, NET
Amortization of land use right	¥ 0	¥ 1,440,682	¥ 1,920,910